Redeemable Non-Controlling Interest (Details Narrative) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jan. 07, 2019	Jul. 31, 2018
Notes to Financial Statements
Redeemable Non-Controlling Int	$ 4,073,898	$ 4,073,898	$ (4,073,898)	$ 0